Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 305,955	¥ 718,645	¥ 1,228,160
Net cash provided by (used in) operating activities	(1,355,900)	228,334	(563,836)
Cash flows from investing activities:
Other—net	(68,611)	(49,590)	(72,765)
Net cash provided by (used in) investing activities	(18,085,443)	(4,632,028)	3,244,016
Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,999,531	5,020,636	6,671,031
Repayment of long-term debt	(4,983,073)	(4,236,887)	(5,485,894)
Proceeds from sales of treasury stock	1,235	2,322	1,316
Payments for acquisition of treasury stock	(50,028)	(159,962)	(201,102)
Other—net	358,922	197,673	(87,067)
Net cash provided by financing activities	23,782,518	3,063,331	9,362,206
Net increase (decrease) in cash and cash equivalents	3,978,523	(1,296,388)	11,854,237
Cash and cash equivalents at beginning of fiscal year	74,577,068	75,873,456	64,019,219
Cash and cash equivalents at end of fiscal year	78,555,591	74,577,068	75,873,456
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	305,955	718,645	1,228,160
Adjustments and other	(1,704)	(351,775)	(799,571)
Net cash provided by (used in) operating activities	304,251	366,870	428,589
Cash flows from investing activities:
Proceeds from redemption of other investment securities	240,000
Proceeds from sales of investment in subsidiaries and affiliated companies	135,581	455,605
Purchase of equity investment in subsidiaries and an affiliated company		(18,346)	(53,000)
Net increase in loans to subsidiaries	(1,547,178)	(2,112,711)	(1,682,576)
Other—net	(12,572)	(9,009)	(4,361)
Net cash provided by (used in) investing activities	(1,184,169)	(1,684,461)	(1,739,937)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(164,272)	(194,300)	(41,402)
Proceeds from issuance of long-term debt	1,844,488	2,043,677	1,872,986
Repayment of long-term debt	(214,994)	(314)	(112,184)
Repayment of long-term debt to affiliated companies	(241,000)	(500)	(1,090)
Proceeds from sales of treasury stock	2	3	1
Payments for acquisition of treasury stock	(50,022)	(150,277)	(200,038)
Dividends paid	(304,538)	(276,279)	(241,067)
Other—net	(7,791)	(15,490)	(9,677)
Net cash provided by financing activities	861,873	1,406,520	1,267,529
Net increase (decrease) in cash and cash equivalents	(18,045)	88,929	(43,819)
Cash and cash equivalents at beginning of fiscal year	203,713	114,784	158,603
Cash and cash equivalents at end of fiscal year	¥ 185,668	¥ 203,713	¥ 114,784